Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	59,018	59,018	97,287	97,287
Derivative instruments
Interest rate swap agreements (1)	Level 2	(8,425)	(8,425)	(10,538)	(10,538)
Time-charter swap agreement	Level 3	1,345	1,345	—	—
Stock purchase warrant	Level 3	916	916	5,164	5,164

Non-Recurring:
Vessel held for sale	Level 2	14,000	14,000	—	—

Other:
Advances to equity accounted investments	Note (2)	11,480	Note (2)	13,980	Note (2)
Long-term debt, including current portion	Level 2	(1,044,270)	(1,031,173)	(1,164,605)	(1,140,135)

(1)	The fair value of the Company’s interest rate swap agreements at June 30, 2016 excludes accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2016 and December 31, 2015 were not determinable.

Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
Changes in fair value during the three and six months ended June 30, 2016 for the Company’s time-charter swap agreement, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Three and Six Months
Ended
June 30, 2016
$
Fair value asset - beginning of the period	—
Settlements	(126)
Realized and unrealized gain	1,471
Fair value asset - at the end of the period	1,345
Changes in fair value during the three and six months ended June 30, 2016 and 2015 for the TIL stock purchase warrant, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
	$	$	$	$
Fair value at the beginning of the period	3,053	4,617	5,164	4,657
Unrealized (loss) gain included in earnings	(2,137)	909	(4,248)	869
Fair value at the end of the period	916	5,526	916	5,526

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2016	December 31, 2015
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity accounted investments	Other internal metrics	Performing	11,480	13,980
Total			11,480	13,980